Income (Loss) Per Share - Schedule of Number of Shares and Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income (Loss) Per Share [Abstract]
Weighted Number of Shares For the computation of basic income (loss)	57,487,248	48,830,479	44,815,248
Income Attributed to equity holders of the Company For the computation of basic income (loss)	$ 14,462	$ 8,284	$ (2,321)
Weighted Number of Shares Effect of potential dilutive ordinary shares	329,903	4,845,035	41,328
Income Attributed to equity holders of the Company Effect of potential dilutive ordinary shares
Weighted Number of Shares For the computation of diluted income (loss)	57,817,151	53,675,514	44,856,576
Loss Attributed to equity holders of the Company For the computation of diluted income (loss)	$ 14,462	$ 8,284	$ (2,321)